LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Severance payments actually paid	$ 97	$ 380	$ 689
Expected deposits to be made in the next fiscal year for severance and pension payment obligations	600
2022	215
2023	63
2024	49
2025	55
2026	77
Thereafter (through 2030)	1,045
Total	1,504
TAT and Turbochrome [Member]
Defined Benefit Plan Disclosure [Line Items]
Severance pay expenses	778	830	1,096
Limco Piedmont Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
401(K) profit sharing plan contributions made by company	$ 349	$ 156	$ 367
Percentage of employees contribution matched by employer	100.00%
Percentage of employees contribution	2.00%
Percentage of employees contribution matched by employer, two	50.00%
Percentage of employees contribution, two	3.00%